Note 13 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Balance Sheet Classification of Operating Lease Right-of-use Assets and Lease Liabilities [Table Text Block]
(dollars in thousands)	Classification	December 31, 2019
Assets
Operating lease right-of-use assets	Other assets	$572

Liabilities
Operating lease liabilities	Other liabilities	$547

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
(dollars in thousands)
Year	Lease Liability
2020	$186
2021	110
2022	73
2023	45
2024	45
Thereafter	128
Total Lease Payments	587
Less: Interest	(40)
Present Value of Lease Liabilities	$547

Lessee, Operating Lease, Supplemental Lease Information [Table Text Block]
Supplemental Lease Information: (dollars in thousands)	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (cash payments)	$151
Operating cash flows from operating leases (lease liability reduction)	$138
Operating lease right-of-use assets obtained in exchange for leases entered into during the period	$676